GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL
9.	GOODWILL

As of December 31, 2011, the Company assessed impairment on its goodwill derived from its acquisition of SolarOne Technology. As of December 31, 2011, the Company had determined that the carrying value of the reporting unit exceeded its implied fair value, estimated using a discounted cash flow methodology, and an impairment loss of RMB134,735,000 was recorded to impair the entire goodwill for the year ended December 31, 2011, which is included in “Impairment of goodwill” in the consolidated statements of comprehensive income (loss).